Nationwide Fund
Summary Prospectus March 1, 2010

Class/Ticker A NWFAX B NWFBX C GTRCX D MUIFX R2 GNWRX Institutional Service Class GTISX Institutional Class GNWIX
Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated March 1, 2010, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to http://www.nationwide.com/mutualfundprospectuses, email a request to web_help@nationwide.com or call 800-848-0920, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Objective

The Fund seeks total return through a flexible combination of capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 24 of the Prospectus and in “Additional Information on Purchases and Sales” commencing on page 73 of the Statement of Additional Information.

	Class A	Class B	Class C	Class D	Class R2	Institutional Service	Institutional Class
	Shares	Shares	Shares	Shares	Shares	Class Shares	Shares
Shareholder Fees (paid directly from your investment)

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	None	None	4.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	5.00%	1.00%	None	None	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.50%	None	None

Other Expenses	0.34%	0.28%	0.28%	0.34%	0.48%	0.28%	0.28%

Total Annual Fund Operating Expenses	1.17%	1.86%	1.86%	0.92%	1.56%	0.86%	0.86%

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Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$687	$925	$1,182	$1,914

Class B shares	689	885	1,206	1,915

Class C shares	289	585	1,006	2,180

Class D shares	540	730	936	1,530

Class R2 shares	159	493	850	1,856

Institutional Service Class shares	88	274	477	1,061

Institutional Class shares	88	274	477	1,061

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class B shares	$189	$585	$1,006	$1,915

Class C shares	189	585	1,006	2,180

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 145.13% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in common stocks using a dual approach that blends fundamental investment and quantitative techniques (mathematical and statistical methods). The Fund is composed of two portions: a fundamentally managed portion and a quantitatively managed portion. The fundamental portion uses bottom-up qualitative research in constructing a diversified portfolio; the quantitative portion seeks to add to the Fund’s performance while moderating its risk versus the Fund’s benchmark. The subadviser combines and integrates these portions to produce an overall blended equity portfolio consisting of various types of stocks that offer the potential for capital growth and/or dividend income. The Fund may engage in active and frequent trading of portfolio securities.

The subadviser typically reviews holdings closely and may sell a company’s securities if there is:

•	a deterioration in business quality (e.g., loss of business focus, change in competitive landscape, management changes);
•	a change in valuation (e.g., share price increase outpaces business growth);
•	corporate activity (e.g., takeover or merger); or
•	the emergence of more attractive investment opportunities.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and, as a result, may adversely impact the Fund’s performance and may:

•	increase share price volatility and
•	result in additional tax consequences for Fund shareholders.

If the value of the Fund’s investments goes down, you may lose money.

Performance

The bar chart and table that follow can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.nationwide.com/mutualfunds or by calling 800-848-0920.

Annual Total Returns – Class D Shares
(Years Ended December 31,)

Best Quarter:  17.77% – 2nd qtr. of 2009
Worst Quarter:  −25.29% – 4th qtr. of 2008

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After-tax returns are shown in the table for Class D shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

The inception dates for the Class C, Class R2, Institutional Service Class and Institutional Class shares are March 1, 2001, October 1, 2003, January 2, 2002 and June 29, 2004, respectively. Pre-inception historical performance for Class C, Class R2, Institutional Service Class and Institutional Class shares is based on the performance of Class D shares. All of the then outstanding Institutional Service Class shares were redeemed on February 10, 2005. Therefore, from February 10, 2005 to December 31, 2009, the Institutional Service Class performance is based on the returns for Class D shares. Performance for these classes has been adjusted to reflect differences in sales charges between classes, but not differing expenses.

Average Annual Total Returns
For the Periods Ended December 31, 2009:

	1 Year	5 Years	10 Years
Class A shares – Before Taxes	18.35%	−2.01%	−1.17%

Class B shares – Before Taxes	19.67%	−1.78%	−1.31%

Class C shares – Before Taxes	23.78%	−1.51%	−1.17%

Class D shares – Before Taxes	20.14%	−1.50%	−0.81%

Class D shares – After Taxes on Distributions	19.93%	−3.76%	−2.65%

Class D shares – After Taxes on Distributions and Sales of Shares	13.31%	−1.92%	−1.19%

Class R2 shares – Before Taxes	25.31%	−1.01%	−0.61%

Institutional Service Class shares – Before Taxes	25.81%	−0.60%	−0.35%

Institutional Class shares – Before Taxes	25.94%	−0.50%	−0.30%

S&P 500® Index (The Index does not pay sales charges, fees or expenses.)	26.46%	0.42%	−0.95%

Portfolio Management

Investment Adviser

Nationwide Fund Advisors (the “Adviser”)

Subadviser

Aberdeen Asset Management Inc. (“Aberdeen”)

Portfolio Managers

Portfolio Manager	Title	Length of Service
Shahreza Yusof	Head of U.S. Equities, Aberdeen	Since August 2007

Paul Atkinson	Senior Investment Manager, Aberdeen	Since September 1998

Francis Radano, III, CFA	Investment Manager, Aberdeen	Since November 1999

Joseph A. Cerniglia, CFA	Senior Investment Manager, Aberdeen	Since September 2000

Jarett Fisher, CFA	Quantitative Investment Manager, Aberdeen	Since June 2008

Purchase and Sale of Fund Shares

Minimum Initial Investment
Classes A, B*, C, D: $2,000
Class R2: no minimum
Institutional Service Class: $50,000
Institutional Class: $1,000,000
Automatic Asset Accumulation Plan (Classes A, B*, C, D): $1,000

Minimum Additional Investment
Classes A, B*, C, D: $100
Class R2, Institutional Service Class, Institutional Class: no minimum
Automatic Asset Accumulation Plan (Classes A, B*, C, D): $50
* Class B Shares are closed to new investors.

To Place Orders
Mail:	Overnight:	Website:
Nationwide Funds P.O. Box 5354 Cincinnati, OH 45201-5354 Fax: 800-421-2182	Nationwide Funds 303 Broadway, Suite 900 Cincinnati, OH 45202	www.nationwide.com/ mutualfunds

Phone: 800-848-0920 (toll free). Representatives are available 8 a.m. – 7 p.m. Eastern time, Monday through Friday.

In general, you can buy or sell (redeem) shares of the Funds by mail or phone on any business day. You can generally pay for shares by check or wire.

Tax Information

The Fund’s distributions are taxable, and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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